Financial Statement Schedule I - Schedule of Parent Company Information (Details) - Parent Company [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Information [Line Items]
Revenue
Operating expenses	(1,640)	(1,106)	(509)
Operating (expenses) income	(1,640)	(1,106)	(509)
Income (loss) from subsidiaries	(153,676)	(83,324)	158,314
Interest expense	(107)	(119)	(69)
Interest and other income (expense)	195	(3,224)	2
Gain (loss) on foreign exchange	(126)	53	(620)
Income (loss) before income taxes	(155,354)	(87,720)	157,118
Tax (expense) recovery
Net income (loss)	(155,354)	(87,720)	157,118
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	508	(665)	791
Items that will not be reclassified to profit or loss
Other comprehensive income (loss) from subsidiaries	(57,230)	108,061	(15,122)
Total other comprehensive income (loss)	(56,722)	107,396	(14,331)
Total comprehensive income (loss)	(212,076)	19,676	142,787
ASSETS
Cash and cash equivalents	6,705	895	708
Trade and other receivables	1,128	1,128
Intercompany receivables	11,239	2,017
Prepaid expenses and other current assets	269
Total current assets	19,341	4,040
Investment in subsidiaries	526,568	715,059
Total assets	545,909	719,099
LIABILITIES
Trade and other payables	250	39
Other current financial liabilities	4	4
Intercompany payables	2,369	312
Other current liabilities	118
Total current liabilities	2,741	355
Other long-term financial liabilities	12,348	8,464
Total liabilities	15,089	8,819
SHAREHOLDERS’ EQUITY
Share capital	69,997	59,082
Accumulated earnings	330,814	467,333
Reserves	130,009	183,865
Total shareholders’ equity	530,820	710,280
Total liabilities and shareholders’ equity	545,909	719,099
Cash flows from operating activities
Net income (loss)	(155,354)	(87,720)	157,118
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Interest expense	107	119	69
Interest income	(195)	(56)	(2)
(Gain) loss on foreign exchange	126	(53)	620
Share-based compensation	447		(692)
(Income) loss from subsidiaries	153,676	83,324	(158,314)
Non-cash other income (expense)		3,281
Interest paid	(107)	(119)	(64)
Interest received	194	56	2
Operating assets and liabilities	6,670	1,625	1,958
Net cash from operating activities	5,564	457	695
Cash flows (used in) generated from financing activities
Proceeds from exercise of stock options	550
Tax withholdings on settlement of restricted share units	(224)	(346)
Net cash (used in) generated from financing activities	326	(346)
Effect of changes in exchange rates on cash and cash equivalents	(80)	76	(5)
Changes in cash and cash equivalents	5,810	187	690
Cash and cash equivalents, beginning of year	895	708	18
Cash and cash equivalents, end of year	$ 6,705	$ 895	$ 708